Equity (Details 7) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income for the year attributable to the Owners of the Company	$ 85,651	$ 71,875	$ 118,400
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	159,643,687	153,293,782	148,207,379
Basic earnings (loss) per share from continuing operations	$ 0.54	$ 0.47	$ 0.80
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	160,756,015	153,921,883	148,679,965
Diluted earnings (loss) per share	$ 0.53	$ 0.47	$ 0.80